UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

Item 1. Report to Shareholders

Overseas Stock Fund	October 31, 2015

The views and opinions in this report were current as of October 31, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

Stocks in non-U.S. developed markets were modestly positive in U.S. dollar terms for the 12 months ended October 31, 2015, as local market gains were largely offset by weaker currencies. Aggressive monetary stimulus measures in Europe, Japan, and other key markets weakened currencies and boosted their respective economies, particularly export-oriented segments. Low energy and commodity costs also tended to support consumer and business finances. However, concerns about slowing growth in China and other emerging markets, uncertainty over the timing and pace of U.S. interest rate hikes, and rising geopolitical concerns weighed on markets in the latter half of the reporting period.

As shown in the Performance Comparison table, your fund returned -7.57% and -1.63% for the six and 12 months ended October 31, 2015, respectively. The fund trailed the MSCI EAFE Index but outpaced its Lipper peer group average for both periods. The fund’s sector performance was mixed. Consumer staples, information technology, and consumer discretionary shares posted solid gains. Health care and financials were modestly positive, while industrials and business services declined slightly. Smaller positions in the utilities, materials, and energy sectors reflected a difficult operating environment and fell sharply. Stock selection detracted from results versus the MSCI benchmark, but this was partially offset by a positive impact from the fund’s sector weights.

Currency Conversion a Double-Edged Sword

The U.S. dollar has appreciated sharply against most developed markets and many emerging markets currencies since mid-2014. The accompanying chart shows an index of the dollar's value over the past 10 years compared with the most widely traded global currencies.

The Dollar Also Rises
105
100
95
90
85
80
75
70
10/05 10/06 10/07 10/08 10/09 10/10 10/11 10/12 10/13 10/14 10/15

Inflation-adjusted, trade-weighted foreign exchange value of the dollar against major currencies. Source: Federal Reserve.

The U.S. dollar continually fluctuates versus most other currencies based on economic conditions, interest rate trends, government policies, geopolitical tensions, and other factors. The U.S. dollar's recent appreciation reflects the improving U.S. economic conditions compared with other major markets, including Europe and Japan, and expectations for rising U.S. interest rates. The dollar is also historically perceived as a "safe haven" currency amid geopolitical turmoil. When the U.S. dollar appreciates, imported goods can be purchased with fewer dollars, and U.S. exports become more expensive for foreign buyers.

A strengthening dollar hurts the performance of nondollar investments for U.S. investors, while a falling dollar is additive to performance. For the 12-month period ended October 31, 2015, the dollar rallied, gaining nearly 12% versus the euro, about 7% versus the Japanese yen, and more than 3% against the British pound. In that period, the MSCI EAFE Index of developed stock markets outside the U.S. and Canada generated a 9.57% return in local currency terms, but after converting to dollars, the same basket of stocks returned 0.37% for U.S. investors. Results were similar for the MSCI All Country World Index ex USA, which in addition to the EAFE index, includes Canada and all countries in the MSCI Emerging Markets Index. It generated a 5.68% return in local currency terms, but after converting to dollars, it returned -4.26% for U.S. investors.

Investors should keep in mind that currency trends are unpredictable and should not be a primary factor when making long-term investment decisions.

MARKET ENVIRONMENT

Stocks in developed European markets generated good gains in the first half of the 12-month reporting period, but currency weakness resulted in roughly flat performance in U.S. dollar terms for the fiscal year. Launched in March, the European Central Bank’s (ECB) quantitative easing (QE) program successfully weakened the euro and helped make European exporters more competitive in the global marketplace. Low energy costs and optimism about enhanced liquidity and an improved credit environment were also beneficial. Stocks gave back most of the gains later in the period amid renewed concerns about Greece’s debt and the country’s status in the eurozone, as well as worries about the potential for slowing growth in China and other emerging markets to weigh on Europe’s fragile recovery. European currencies weakened considerably versus the U.S. dollar, which ate into returns for dollar-based investors.

Japanese equities were solidly positive for the fund’s fiscal year. The Bank of Japan (BoJ) continued its aggressive monetary stimulus in its efforts to keep interest rates low, battle deflationary pressures, and boost domestic consumption. A weak yen and low prices for oil and other commodities helped many Japanese businesses, particularly exporters, reduce costs and increase revenues and earnings. Started in 2014, the Japanese Government Pension Investment Fund’s ongoing reallocation of assets from bonds to stocks also supported equities. Uncertainty about the impact of slowing growth in China, an important end market for many Japanese exports, weighed on stocks later in the period. In addition, domestic consumption remains soft and the economy fell back into a mild recession, giving rise to concerns that even more intense monetary stimulus may be forthcoming.

Emerging markets stocks declined almost uniformly. Concerns about the health of the Chinese economy and low commodity prices mixed with uncertainty about pending U.S. interest rate hikes and burgeoning geopolitical risk to drag investor sentiment lower. Chinese stocks endured something of a roller-coaster ride but finished the period roughly where they began. Brazil was one of the weakest markets as its economy fell into recession and the government struggled to contain a growing corruption scandal surrounding a major state-owned energy company. In emerging Europe, Turkey lagged following indecisive elections and Greece weakened sharply after its third bailout and the imposition of capital controls. India declined moderately, while Russia fell by double digits amid low oil prices and sanctions imposed as a result of its actions in Ukraine. Almost all emerging market currencies weakened against the dollar over the 12-month reporting period.

PORTFOLIO HIGHLIGHTS AND POSITIONING

The fund’s consumer staples shares rose approximately 10% overall and generated the fund’s largest absolute gains for the 12-month period. Overall, the sector tends to offer good earnings growth and healthy dividends, but it has had a good run over recent years and appears relatively expensive as a result. Although stock-specific opportunities can still be found, it is our largest underweight position versus the MSCI benchmark due to broad valuation concerns. Multinational consumer goods companies Unilever (UK/Netherlands) and Nestlé (Switzerland) were among the fund’s top contributors. Both companies benefited from moderate but resilient volume and earnings growth, and we took advantage of short-term price volatility to add to both positions during the period. Global cosmetics company L’Oreal (France) was another strong contributor. Palm oil and oilseed manufacturer Wilmar International (Singapore) declined due to concerns about the impact of slowing growth in China, a key end market. However, we initiated our position at favorable valuations and are optimistic that the cyclical nature of its palm oil business will allow the stock to rebound over time. UK-based food retailer Tesco weighed on results amid soft pricing power and heightened competition from discount grocery chains. However, we are encouraged by a new management team’s recent efforts to shed non-core businesses and are optimistic that they can turn the business around. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Our information technology stocks gained over 6% for the fund’s fiscal year and were led by names in the semiconductor and IT services industries. Semiconductor manufacturer Avago Technologies (Singapore) was a top 10 contributor as the company’s earnings results continue to meet expectations, due in large part to its exposure to Apple’s hot-selling iPhone 6S smartphone. A recently initiated position in IT services company Infosys (India) rose on good sales growth and improving margins as management focuses on new products and enhancing the customer experience, while working hard to cut costs and extract greater efficiencies from its operations. Optical sensor and lighting manufacturer Hamamatsu Photonics (Japan) and Internet software and services companies Kakaku.com (Japan) and Tencent Holdings (China) also helped performance for the period. Baidu, China’s dominant search engine platform, detracted from results after reporting higher-than-expected expenses related to its online-to-offline (O2O) business investments. We reduced our position due to concerns that rising expenses for O2O initiatives could generate relatively low returns for some time.

Our financials stocks posted a modest overall gain. Financials is the fund’s largest sector allocation, and overall valuations look attractive. Insurance companies were some of our top performers for the period. Home and automotive insurer Direct Line Insurance (UK) gained after the company beat earnings expectations amid an improved operating environment in Europe. The company’s stock should continue to benefit from attractive dividend distributions and improved efficiency, as well as falling claims frequency in its core automotive business. Ping An Insurance (China) was another strong contributor. Ping An is a Chinese financial conglomerate with both life insurance and non-life insurance businesses, a bank, and a securities business. The company continues to benefit from long-term secular growth in China’s financial services market. AXA (France), Tokio Marine Holdings (Japan), and Allianz (Germany) were also good performers for the fund. The banking industry detracted from results for the period as many of our stocks were punished by concerns about slowing global economic growth. Australia & New Zealand Banking (Australia), United Overseas Bank (Singapore), Standard Chartered (UK), and Svenska Handelsbanken (Sweden) all declined. We believe that these and many other high-quality banks have been oversold, and we continue to look for select opportunities in companies where share prices have yet to fully account for expected modest economic growth.

Our industrials and business services stocks declined modestly. We remain underweight the sector because we believe current valuations are not justified against a backdrop of relatively modest global economic growth. Industrial conglomerate Hutchison Whampoa (Hong Kong) was among the fund’s top overall contributors. Hutchison rose early in 2015 after the company announced a restructuring plan to simplify its relationship with parent Cheung Kong Holdings and spin off property assets into a separate entity. (The reorgnaization occurred in June 2015 and resulted in two new entities: CK Hutchison Holdings and Cheung Kong Property Holdings.) The deal should create balance sheet capacity and could lead to future dividend increases. Commercial engine manufacturer Rolls-Royce (UK) fell after the company issued profit warnings for 2015 and 2016 based on disappointing results in its marine division and headwinds in civil aviation. We believe the long-term thesis for Rolls-Royce remains intact and that the profit warnings have failed to adequately value the company’s long-term growth potential. Danish industrial conglomerate Maersk was pressured by the sharp decline in oil prices over the period. However, we continue to see value in the stock due to strong operational performance in its container business, which makes up 70% of its net income, as well as management’s track record of capital discipline.

Small positions in the utilities, materials, and energy sectors hindered results for the period. Although prices for many energy-related stocks have fallen sharply, we remain underweight the sector for several reasons. Most of the factors that contributed to the steep fall in oil prices remain in place: tepid global economic growth, a strong U.S. dollar, growing North American shale oil production, and Saudi Arabia’s unwillingness to cut production to support prices. Over time, low prices will eventually weed out the higher-cost suppliers and those with weak balance sheets, but until then, we expect continued weakness in global energy and commodities markets. Oil exploration and production companies Royal Dutch Shell (UK/Netherlands) and Statoil (Norway), metals and mining firms BHP Billiton (UK/ Australia) and Rio Tinto (UK), and multi-utilities Engie (France) and E.ON (Germany) all detracted from the fund’s performance.

From a geographic perspective, the portfolio is heavily focused on Europe. We are particularly optimistic about the UK, where we traditionally find a number of high-quality companies with shareholder-friendly management operating in a stable political and regulatory environment. We also have sizable allocations to Germany, France, and Switzerland. Japan represents our second-largest country allocation. We are encouraged by recent incentives for companies to focus on corporate profitability and shareholder returns. However, we remain modestly underweight Japan versus the benchmark due to concerns about sluggish economic growth and the government’s ability to follow through on a long to-do list of structural reforms. The Pacific Rim accounts for a significant portion of the portfolio, with Australia, Singapore, and Hong Kong among our larger allocations. Emerging markets account for approximately 5% of the portfolio.

INVESTMENT OUTLOOK

Europe’s economy started to grow again in 2015, but the recovery remains modest and vulnerable. The ECB’s QE program has weakened the euro and boosted exports, while low energy costs support consumer finances. QE may provide a boost to the region’s economy, but it is not without risks and does not address the profound structural challenges that led to the downturn. In theory, QE should improve liquidity and improve loan demand. However, businesses have been reluctant to spend in the face of tepid economic growth, low inflation, and elevated unemployment. Corporate earnings generally reflect the soft-growth environment and are still recovering. However, years of cost-cutting in the wake of the global financial crisis means that they have room to grow if the economic recovery continues.

Japan’s economy emerged from a tax-induced recession, but consumer spending and wage growth remain muted. The BoJ is pumping trillions of yen into the economy to keep interest rates low, stimulate inflation, and keep the currency more competitive. The aggressive stimulus measures have succeeded in driving up the prices of some imported goods, but they have weakened purchasing power. So far, the government’s mix of monetary, fiscal, and structural policies still has not had a broad and lasting impact on low inflation and sluggish growth.

Conditions in emerging markets continue to diverge. Slowing growth in China has hurt global trade, weighed on commodity prices, and punished commodity-producing economies like Brazil. While there is significant divergence across developing countries in terms of economic growth, inflation, and fiscal health, many export-oriented companies should benefit from modest U.S. economic growth and a stronger U.S. dollar. Near-term risks include a worse-than-expected slowdown in China or a crisis in its financial system, a sharper-than-expected rise in U.S. interest rates as the Fed normalizes its monetary policy, and rising geopolitical turmoil. Overall, emerging markets equity valuations are below historical averages, but there is a wide variation between inexpensive but challenged cyclical shares and shares of higher-quality consumer companies.

We are also mindful of the risks posed by the massive expansion of government and central bank balance sheets resulting from fiscal and monetary stimulus measures in the years since the global financial crisis, particularly in developed markets. Unless policymakers take effective measures to address the extraordinary debt accrued over the past few years, they will have less room to maneuver during the next economic downturn. While monetary stimulus can boost economic growth, its impact cannot last without reforms to address underlying structural problems in labor markets, tax and regulatory regimes, and fiscal policies. In addition, concerns about potentially more onerous tax and regulatory policies in many countries are weighing on business investment and growth. Although of limited recompense, we note that this uncertainty also serves to increase the barriers to entry in many businesses, which is a positive for the profit margins of some existing companies.

Good investments have become harder to find in the global market environment. Nevertheless, we will continue to rely on our independent global research platform to uncover compelling opportunities, focusing on companies that are able to grow earnings and cash flow through sound business models and capital allocation regardless of short-term economic uncertainty.

Respectfully submitted,

Raymond A. Mills
Chairman of the fund’s Investment Advisory Committee

November 17, 2015

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Lipper averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

MSCI EAFE Index: An index that measures equity market performance of developed countries in the Europe, Australasia, and Far East regions.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 10/31/15
Nestlé, Switzerland	2.4%
Bayer, Germany	2.0
Novartis, Switzerland	1.9
Unilever, United Kingdom	1.9
Roche Holding, Switzerland	1.8
Sanofi, France	1.7
WPP, United Kingdom	1.6
AXA, France	1.6
Nippon Telegraph & Telephone, Japan	1.4
Royal Dutch Shell, United Kingdom	1.3
Fresenius, Germany	1.2
Taiwan Semiconductor Manufacturing, Taiwan	1.1
National Grid, United Kingdom	1.1
BNP Paribas, France	1.1
Toyota Motor, Japan	1.1
Astellas Pharma, Japan	1.1
ING Groep, Netherlands	1.1
Mitsubishi Electric, Japan	1.1
Intesa Sanpaolo, Italy	1.0
Vodafone, United Kingdom	1.0
Australia & New Zealand Banking, Australia	0.9
CK Hutchison Holdings, Hong Kong	0.9
L'Oreal, France	0.9
Sun Life Financial, Canada	0.9
Compass Group, United Kingdom	0.9
Total	33.0%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	Year Ended 10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
NET ASSET VALUE					
Beginning of period	$ 9.96	$ 10.07	$ 8.24	$ 7.86	$ 8.22
Investment activities					
Net investment income[1]	0.20	0.32	0.19	0.19	0.19
Net realized and unrealized gain / loss	(0.37)	(0.24)	1.82	0.36	(0.40)
Total from investment activities	(0.17)	0.08	2.01	0.55	(0.21)
Distributions					
Net investment income	(0.27)	(0.19)	(0.17)	(0.17)	(0.15)
Net realized gain	–	–	(0.01)	–	–
Total distributions	(0.27)	(0.19)	(0.18)	(0.17)	(0.15)
NET ASSET VALUE					
End of period	**$ 9.52**	**$ 9.96**	**$ 10.07**	**$ 8.24**	**$ 7.86**

Ratios/Supplemental Data

	10/31/15	10/31/14	10/31/13	10/31/12	10/31/11
Total return[2]	**(1.63)%**	**0.85%**	**24.81%**	**7.36%**	**(2.64)%**
Ratio of total expenses to average net assets	0.84%	0.84%	0.86%	0.87%	0.88%
Ratio of net investment income to average net assets	2.03%	3.14%	2.10%	2.46%	2.27%
Portfolio turnover rate	12.8%	8.0%	15.2%	13.6%	16.7%
Net assets, end of period (in millions)	$ 10,956	$ 9,525	$ 6,859	$ 5,160	$ 3,769

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
AUSTRALIA 4.4%		
Common Stocks 4.4%		
Australia & New Zealand Banking	5,326,918	102,489
Beach Energy	21,143,374	9,610
BHP Billiton	1,188,882	19,530
Challenger	10,483,709	61,554
CSL	725,459	48,181
Macquarie Group	1,363,211	82,416
QBE Insurance	2,475,551	23,023
Rio Tinto	796,180	28,484
Scentre	12,842,890	37,931
South32 (1)	29,553,995	30,543
Telstra	5,965,603	22,982
WorleyParsons	2,958,524	13,765
Total Australia (Cost $541,257)		480,508
BELGIUM 0.6%		
Common Stocks 0.6%		
Umicore	1,449,988	61,514
Total Belgium (Cost $59,929)		61,514
BRAZIL 0.2%		
Common Stocks 0.2%		
Lojas Renner	5,148,500	24,697
Total Brazil (Cost $28,408)		24,697
CANADA 1.8%		
Common Stocks 1.8%		
Agnico Eagle Mines	451,100	12,751
National Bank of Canada (2)	2,099,500	69,539
Sun Life Financial	2,979,500	100,486

Valeant Pharmaceuticals International (1)	208,400	19,450
Total Canada (Cost $212,731)		202,226

CHILE 0.2%

Common Stocks 0.2%		
Antofagasta (GBP)	2,596,409	20,984
Total Chile (Cost $35,036)		20,984

CHINA 2.1%

Common Stocks 2.1%		
Alibaba Group Holding, ADR (USD) (1)(2)	590,485	49,500
Baidu, ADR (USD) (1)	297,700	55,810
China Oilfield Services, H Shares (HKD) (2)	13,704,000	15,186
Ping An Insurance, H Shares (HKD)	10,161,500	56,904
Tencent Holdings (HKD)	2,975,300	55,686
Total China (Cost $169,205)		233,086

DENMARK 2.4%

Common Stocks 2.4%		
Danske Bank	2,767,847	75,936
GN Store Nord	2,750,956	50,106
Maersk	49,678	73,112
Novo Nordisk, B Shares	1,102,354	58,396
Total Denmark (Cost $281,464)		257,550

FRANCE 9.1%

Common Stocks 9.1%		
AXA	6,450,042	172,204
BNP Paribas	1,938,433	117,575

Engie	4,292,933	75,197
Eutelsat Communications	2,665,644	87,849
Kering	261,783	48,365
L'Oreal	554,768	101,075
Legrand	1,240,304	67,991
Pernod Ricard (2)	601,298	70,778
Sanofi	1,858,450	187,369
Unibail-Rodamco	240,922	67,131
Total France (Cost $945,565)		995,534

GERMANY 7.8%

Common Stocks 7.8%

Allianz	353,652	61,924
BASF	723,085	59,271
Bayer	1,616,673	215,794
BMW	579,706	59,512
Commerzbank (1)	2,621,807	28,863
Deutsche Bank	835,345	23,427
E.ON	3,357,660	35,433
Fresenius	1,866,294	136,930
Munich Re	429,570	85,743
Siemens	904,795	90,997
Telefonica Deutschland Holding	8,876,397	57,157
Total Germany (Cost $730,113)		855,051

HONG KONG 2.7%

Common Stocks 2.7%

AIA Group	12,474,200	72,761
Cheung Kong Property Holdings	8,507,524	59,528
CK Hutchison Holdings	7,445,524	102,093
Samsonite International	14,321,700	42,248

Wynn Macau (2)	13,076,800	17,921
Total Hong Kong (Cost $278,787)		294,551
INDIA 0.6%		
Common Stocks 0.6%		
Infosys, ADR (USD)	3,718,800	67,533
Total India (Cost $57,968)		67,533
IRELAND 0.7%		
Common Stocks 0.7%		
DCC (GBP)	976,336	78,245
Total Ireland (Cost $35,164)		78,245
ITALY 2.4%		
Common Stocks 2.4%		
Eni	3,295,808	53,771
Intesa Sanpaolo	31,050,857	108,248
Moncler	2,570,401	41,434
Telecom Italia, RSP	47,842,986	53,859
Total Italy (Cost $233,309)		257,312
JAPAN 19.1%		
Common Stocks 19.1%		
Aisin Seiki	1,727,400	68,361
Asahi Kasei	8,151,000	49,856
Astellas Pharma	8,017,800	115,910
Canon	952,200	28,442
Central Japan Railway	472,400	85,776
Credit Saison	2,820,500	57,732

Wilmar International	16,173,800	35,970
Total Singapore (Cost $241,641)		282,432

SOUTH KOREA 0.8%

Common Stocks 0.8%		
KT (1)	1,208,429	31,276
NAVER	43,302	22,713
Samsung Electronics	32,127	38,485
Total South Korea (Cost $77,106)		92,474

SPAIN 0.8%

Common Stocks 0.8%		
Acerinox (2)	2,041,839	22,072
Telefonica	5,315,870	70,232
Total Spain (Cost $122,272)		92,304

SWEDEN 3.3%

Common Stocks 3.3%		
Autoliv, GDR	299,376	35,784
Elekta, B Shares (2)	4,098,913	31,677
LM Ericsson	5,789,671	56,297
Nordea Bank	7,705,765	84,977
Svenska Handelsbanken, A Shares	5,483,328	74,362
Swedbank	3,211,818	73,682
Total Sweden (Cost $320,593)		356,779

SWITZERLAND 8.8%

Common Stocks 8.8%		
ABB	2,859,707	53,862

Credit Suisse	2,549,393	63,484
GAM Holding	3,386,807	61,907
Nestle	3,474,140	265,227
Novartis	2,348,619	212,940
Richemont, Class A	927,828	79,359
Roche Holding	745,582	201,950
Sonova	173,327	23,632
Total Switzerland (Cost $833,387)		962,361

TAIWAN 1.1%

Common Stocks 1.1%

Taiwan Semiconductor Manufacturing	28,090,089	118,725
Total Taiwan (Cost $90,210)		118,725

UNITED KINGDOM 20.7%

Common Stocks 20.7%

Aviva	12,037,640	90,029
Barclays, ADR (USD) (2)	3,088,204	43,945
BHP Billiton	3,510,832	56,149
Close Brothers Group	695,443	15,666
Compass Group	5,675,664	97,769
Direct Line Insurance	14,574,647	88,495
GKN	19,740,502	87,208
GlaxoSmithKline, ADR (USD)	1,366,513	58,842
Informa	2,795,575	24,424
Kingfisher	13,289,777	72,228
Liberty Global, Class A (USD) (1)	1,413,406	62,925
Lloyds Banking Group	78,645,113	89,236
London Stock Exchange	881,926	34,500
Marks & Spencer Group	6,464,507	51,038
National Grid	8,296,188	118,078
Persimmon	2,793,915	85,692

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

($000s)

	Year Ended 10/31/15
Investment Income (Loss)	
Income	
Dividend (net of foreign taxes of $23,963)	$ 293,652
Securities lending	5,413
Total income	299,065
Expenses	
Investment management	66,838
Shareholder servicing	
Investor Class	17,522
Prospectus and shareholder reports	
Investor Class	68
Custody and accounting	1,868
Registration	242
Legal and audit	114
Directors	46
Miscellaneous	389
Total expenses	87,087
Net investment income	211,978
Realized and Unrealized Gain / Loss	
Net realized gain (loss)	
Securities	96,054
Foreign currency transactions	(3,144)
Net realized gain	92,910
Change in net unrealized gain / loss	
Securities	(509,597)
Other assets and liabilities denominated in foreign currencies	(65)
Change in net unrealized gain / loss	(509,662)
Net realized and unrealized gain / loss	(416,752)
DECREASE IN NET ASSETS FROM OPERATIONS	$ (204,774)

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. The fund has three classes of shares: the Overseas Stock Fund original share class, referred to in this report as the Investor Class, offered since December 29, 2006; the Overseas Stock Fund–Advisor Class (Advisor Class), offered since August 28, 2015; and the Overseas Stock Fund–I Class (I Class), offered since August 28, 2015. Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the year ended October 31, 2015, the Advisor Class incurred less than $1,000 in these fees.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2015, the fund realized $94,590,000 of net gain on $271,918,000 of in-kind redemptions.

New Accounting Guidance In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2015:

There were no material transfers between Levels 1 and 2 during the year ended October 31, 2015.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2015, the value of loaned securities was $125,107,000; the value of cash collateral and related investments was $130,207,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $3,038,436,000 and $1,277,292,000, respectively, for the year ended October 31, 2015.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to redemptions in kind. For the year ended October 31, 2015, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2015 and October 31, 2014, totaled $263,120,000 and $136,857,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2015, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. During the year ended October 31, 2015, the fund utilized $2,836,000 of capital loss carryforwards. The fund’s available capital loss carryforwards as of October 31, 2015, expire as follows: $114,187,000 in fiscal 2016, $219,677,000 in fiscal 2017, $35,537,000 in fiscal 2018, and $14,917,000 in fiscal 2019; $126,513,000 have no expiration.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax, and capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2015, the fund had no deferred tax liability attributable to foreign securities and $136,000 of foreign capital loss carryforwards, all that expire in 2016.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2015, the effective annual group fee rate was 0.29%.

The Advisor Class is also subject to a contractual expense limitation through February 28, 2018. During the limitation period, Price Associates is required to waive its management fee or pay any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.10%. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, borrowing-related expenses, taxes, brokerage commissions, and extraordinary expenses, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until February 28, 2018, and may be renewed, revised or revoked, only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses to exceed the I Class limit. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to these agreements, less than $1,000 of expenses were waived/paid by Price Associates during the year ended October 31, 2015. Including these amounts, less than $1,000 of expenses previously waived/paid by Price Associates remain subject to repayment by the fund at October 31, 2015.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2015, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $279,000 for T. Rowe Price Services, Inc.; and $25,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended October 31, 2015, the fund was charged $549,000 for shareholder servicing costs related to the college savings plans, of which $450,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At October 31, 2015, approximately 3% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds and T. Rowe Price Target Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2015, the fund was allocated $14,795,000 of Retirement Funds’ expenses, of which $6,102,000 related to services provided by Price. At period-end, the amount payable to Price pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At October 31, 2015, approximately 81% of the outstanding shares of the Investor Class were held by the Retirement Funds.

In addition, other mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price funds and accounts) may invest in the fund; however, no Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2015, approximately 16% of the I Class’s outstanding shares were held by Price funds and accounts.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2015, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 26,316 shares of the Advisor Class and 26,316 shares of the I Class, aggregating less than 1% of the fund’s net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Overseas Stock Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Overseas Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 15, 2015

Tax Information (Unaudited) for the Tax Year Ended 10/31/15

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $209,951,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $551,000 of the fund’s income qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $225,345,000 and foreign taxes paid of $13,296,000.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009 to
(1944)	present); Director, BioMed Realty Trust (2013 to present); Director,
2009	Novartis, Inc. (2009 to 2014); Director, IBM (2007 to present)
[179]

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Brixmor Real Estate Investment Trust (2012 to
1991	present); Director and Advisory Board Member, Deutsche Bank North
[179]	America (2004 to present); Director, Under Armour (2008 to present);
Director, Vornado Real Estate Investment Trust (2004 to 2012)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
1988
[179]

Bruce W. Duncan	President, Chief Executive Officer, and Director, First Industrial
(1951)	Realty Trust, an owner and operator of industrial properties
2013	(2009 to present); Chairman of the Board (2005 to present) and
[179]	Director (1999 to present), Starwood Hotels & Resorts, a hotel and leisure company

Robert J. Gerrard, Jr.	Chairman of Compensation Committee and Director, Syniverse
(1952)	Holdings, Inc., a provider of wireless voice and data services for
2012	telecommunications companies (2008 to 2011); Advisory Board
[179]	Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997
to present)

Karen N. Horn	Limited Partner and Senior Managing Director, Brock Capital Group,
(1943)	an advisory and investment banking firm (2004 to present); Director,
2003	Eli Lilly and Company (1987 to present); Director, Simon Property
[179]	Group (2004 to present); Director, Norfolk Southern (2008 to present)

Paul F. McBride	Former Company Officer and Senior Vice President, Human
(1956)	Resources and Corporate Initiatives, Black & Decker Corporation
2013	(2004 to 2010)
[179]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC,
2012	a nonprofit education and social policy research organization
[179]	(2011 to present); Member, National Academy of Education (2010 to present); Research Associate, National Bureau of Economic
Research’s Labor Studies Program (2011 to present); Member,
President’s Council of Economic Advisers (2009 to 2011); Chair
of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2012 to present)

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[179]	General Growth Properties, Inc. (2010 to 2013); Director, Blackstone
Mortgage Trust, a real estate financial company (2012 to present);
Director and Chairman of the Board, Brixmor Property Group, Inc.
(2013 to present); Director, Hilton Worldwide (2013 to present);
Director, Hudson Pacific Properties (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present)
2009
[179]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[179]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
and Director, T. Rowe Price International; Chairman of the Board,
Chief Executive Officer, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[125]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Roy H. Adkins (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher D. Alderson (1962)	Company’s Representative, Director, and Vice
President	President, Price Hong Kong; Director and Vice
President, Price Singapore and T. Rowe Price
International; Vice President, T. Rowe Price
Group, Inc.

Syed H. Ali (1970)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, Research Analyst,
Credit Suisse Securities (to 2010)

Paulina Amieva (1981)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Malik S. Asif (1981)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The University of Chicago Booth School of
Business (to 2012); Investment Consultant–
Middle East and North Africa Investment Team,
International Finance Corporation–The World
Bank Group (to 2010)

Hari Balkrishna (1983)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, intern,
T. Rowe Price (to 2010)

Sheena L. Barbosa (1983)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Luis M. Baylac (1982)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Oliver D.M. Bell, IMC (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International; formerly, Head of
Global Emerging Markets Research, Pictet Asset
Management Ltd. (to 2011)

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Steven E. Boothe, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Peter I. Botoucharov (1965)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Director,
EMEA Macroeconomic Research and Strategy
(to 2012); Independent Financial Advisor,
Global Source (to 2010)

Tala Boulos (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Vice
President, CEEMEA Corporate Credit Research,
Deutsche Bank (to 2013)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

Ryan N. Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sheldon Chan (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Associate Director,
HSBC (Hong Kong) (to 2011)

Tak Yiu Cheng, CFA, CPA (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Director, Bank of
America Merrill Lynch and Co-head of credit
and convertibles research team in Hong Kong
(to 2010)

Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe Price,
Executive Vice President	T. Rowe Price Group, Inc., and T. Rowe
Price International

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Andrew S. Davis (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Richard de los Reyes (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Laurent Delgrande (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Portfolio
Manager, Fidelity International Limited (to 2014)

Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Shawn T. Driscoll (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Ryan W. Ferro (1985)	Employee, T. Rowe Price; formerly, student,
Vice President	Tucker School of Business at Dartmouth (to
2014); Director, Corporate Development,
ModusLink Global Solutions, Inc. (to 2012)

Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Vishnu Vardhan Gopal (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Alastair M. Gilmour (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Senior Trader, James
Caird Asset Management (to 2011)

Joel Grant (1978)	Vice President, T. Rowe Price; formerly, Analyst,
Vice President	Fidelity International (to 2014)

Paul D. Greene II (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Richard L. Hall (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Financial Attaché, U.S.
Department of Treasury, International Affairs
Division (to 2012)

Steven C. Huber, CFA, FSA (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Arif Husain, CFA (1972)	Vice President, T. Rowe Price Group, Inc.,
Executive Vice President	and T. Rowe Price International; formerly,
Director/Head of UK and Euro Fixed Income,
AllianceBernstein (to 2013)

Tetsuji Inoue (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Equity
Sales, JP Morgan Chase Securities Ltd. (to
2012); Equity Specialist Technology, ICAP PLC
(to 2010)

Michael Jacobs (1971)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly,
Vice President, JP Morgan Asset Management
(to 2013)

Dominic Janssens (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Senior
Portfolio Manager, Australian Equities (to 2010)

Prashant G. Jeyaganesh (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jai Kapadia (1982)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, student, MIT Sloan
School of Management (to 2011)

Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Paul J. Krug (1964)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Shengrong Lau (1982)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, student, The
Wharton School, University of Pennsylvania
(to 2012); Private Equity Associate–Financial
Services, Stone Point Capital (to 2010)

Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

David M. Lee, CFA (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Jacqueline Liu (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Investment Analyst,
Fidelity International Hong Kong Limited
(to 2014)

Christopher C. Loop, CFA (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Ryan Martyn (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Catherine D. Mathews (1963)	Vice President, T. Rowe Price and T. Rowe Price
Treasurer and Vice President	Trust Company

Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Jihong Min (1979)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, Financial Analyst,
Geosphere Capital Management, Singapore
(to 2012)

Eric C. Moffett (1974)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Joshua Nelson (1977)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sridhar Nishtala (1975)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

Michael D. Oh, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Vice
President, Moody’s Investors Service (to 2010)

Curt J. Organt, CFA (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Paul T. O’Sullivan (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Oluwaseun A. Oyegunle, CFA (1984)	Vice President, T. Rowe Price International;
Vice President	formerly, student, The Wharton School,
University of Pennsylvania (to 2013); Summer
Investment Analyst, T. Rowe Price International
(2012); Analyst, Asset & Resource Management
Limited (to 2012); Analyst, Vetiva Capital
Management Limited (to 2011)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Craig J. Pennington, CFA (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Global
Energy Analyst, Insight Investment (to 2010)

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Vivek Rajeswaran (1985)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly, student, Columbia
Business School (to 2012)

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David L. Rowlett, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Jeneiv Shah, CFA (1980)	Vice President, T. Rowe Price International;
Vice President	formerly, Analyst, Mirae Asset Global
Investments (to 2010)

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Gabriel Solomon (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Eunbin Song, CFA (1980)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Joshua K. Spencer, CFA (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David A. Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Taymour R. Tamaddon, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Siby Thomas (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

Kes Visuvalingam, CFA (1968)	Vice President, Price Hong Kong, Price
Vice President	Singapore, and T. Rowe Price Group, Inc.

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Clive M. Williams (1966)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International

J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Benjamin T. Yeagle (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Consultant, Wells Fargo
(to 2008)

Ernest C. Yeung, CFA (1979)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Alison Mei Ling Yip (1966)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Wenli Zheng (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Jeffrey T. Zoller (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,366,000 and $2,159,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 15, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 15, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date December 15, 2015